Significant Accounting Policies and Practices (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies and Practices [Abstract]
Schedule of Consolidated Subsidiaries	As of September 30, 2023, the Company’s consolidated subsidiaries and/or entities are as follows:
Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company Ownership Interest
Jerrick Ventures LLC	Delaware	100%
Abacus Tech Pty Ltd	Australia	100%
Creatd Ventures LLC	Delaware	100%
CEOBloc LLC	Delaware	100%
Dune Inc.	Delaware	100%
Vocal, Inc.	Nevada	100%
WHE Agency, Inc.	Delaware	95%
OG Collection, Inc.	Delaware	86%
Orbit Media LLC	New York	74%
As of December 31, 2022, the Company’s consolidated subsidiaries and/or entities are as follows:
Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company Ownership Interest
Jerrick Ventures LLC	Delaware	100%
Abacus Tech Pty Ltd	Australia	100%
Creatd Ventures LLC	Delaware	100%
Dune Inc.	Delaware	50%
OG Collection, Inc.	Delaware	89%
Orbit Media LLC	New York	51%
WHE Agency, Inc.	Delaware	44%

Schedule of Relevant Assets and Liabilities	The following tables provide a summary of the relevant liabilities that are measured at fair value on a recurring basis:
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities	$51,535	$-	$-	$51,535
Total Liabilities	$51,535	$-	$-	$51,535

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - debt securities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-

Liabilities:
Derivative liabilities	$-	$-	$-	$-
Total Liabilities	-	$-	$-	$-
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - equity securities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$50,000	$-	$-	$50,000
Intangible assets	2,432,841	-	-	2,432,841
Goodwill	1,374,835	-	-	1,374,835
Total assets	$3,857,676	$-	$-	$3,857,676
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$-	$-	$-	$-
Intangible assets	230,084	-	-	230,084
Goodwill	46,460	-	-	46,460
Total assets	$276,544	$-	$-	$276,544

Schedule of Property and Equipment Estimated Useful Lives	Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:
Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixtures	5
Leasehold Improvements	3

Schedule of Amortization Over the Next Five Years	Twelve months ending September 30,
2024	$32,097
2025	31,528
2026	20,961
2027	20,961
2028	20,961
Thereafter	56,721
Total Intangible Assets	$183,229
Scheduled amortization over the next five years are as follows:
2023	$32,097
2024	32,098
2025	28,863
2026	18,966
2027	18,964
Thereafter	76,313
Total	207,301

Intangible assets not subject to amortization	22,783
Total Intangible Assets	$230,084

Schedule of Changes in Marketable Securities	The following table sets forth a summary of the changes in goodwill for the nine months ended September 30, 2023
For the Nine Months Ended September 30, 2023
Total
As of January 1, 2023	$46,460
Goodwill acquired in a business combination	-
Impairment of goodwill	-
As of September 30, 2023	46,460

Schedule of Revenue Disaggregated By Revenue	Revenue disaggregated by revenue source for the three and nine months ended September 30, 2023 and 2022 consists of the following:
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Agency (Managed Services, Branded Content, & Talent Management Services)	$155,329	$442,867	$594,667	$1,613,924
Platform (Creator Subscriptions)	243,397	230,212	852,969	1,138,812
Ecommerce	39,014	347,944	646,745	1,237,634
Affiliate Sales	115	1,828	28,983	7,120

	$437,855	$1,022,851	$2,123,364	$3,997,490
The Company utilizes the output method to measures the results achieved and value transferred to a customer over time. Timing of revenue recognition for the three and years ended December 31, 2022 and 2021 consists of the following:
	Years Ended
	December 31,
	2022	2021
Products and services transferred over time	$3,331,741	$4,182,681
Products transferred at a point in time	1,464,733	117,036
	$4,796,474	$4,299,717

Schedule of Revenue Recognition	The Company utilizes the output method to measures the results achieved and value transferred to a customer over time. Timing of revenue recognition for the three and Nine Months ended September 30, 2023 and 2022 consists of the following:
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Products and services transferred over time	$398,726	$673,079	$1,447,636	$2,752,736
Products transferred at a point in time	39,129	349,772	675,728	1,244,754
	$437,855	$1,022,851	$2,123,364	$3,997,490

Schedule of Common Stock Equivalents	The Company had the following common stock equivalents at September 30, 2023 and 2022:
	September 30,
	2023	2022
Series E preferred	109,223	121,359
Options	72,408,267	4,408,267
Warrants	296,122,794	20,429,630
Convertible notes	103,727,930	32,215,486
Totals	472,368,214	57,174,742

Schedule of changes in marketable securities	The following table sets forth a summary of the changes in marketable securities - available-for-sale debt securities that are measured at fair value on a recurring basis:
For the years ended December 31, 2022 and 2021
Total
As of January 1, 2021	$62,733
Purchase of marketable securities	-
Interest due at maturity	-
Other than temporary impairment	(62,733)
Conversion of marketable securities	-
December 31, 2021 and 2022	$-

For the years ended December 31, 2021 and 2022
Total
As of January 1, 2021	$1,035,795
Goodwill acquired in a business combination	1,374,835
Impairment of goodwill	(1,035,795)
As of December 31, 2021	1,374,835
Goodwill acquired in business combinations	105,440
Impairment of goodwill	(1,433,815)
As of December 31, 2022	46,460
For the years ended December 31, 2022 and 2021
Total
As of January 1, 2021	$62,733
Purchase of marketable securities	-
Interest due at maturity	-
Other than temporary impairment	(62,733)
Conversion of marketable securities	-
December 31, 2021 and 2022	$-
For the years ended December 31, 2021 and 2022
Total
As of January 1, 2021	$217,096
Purchase of equity investments	150,000
Other than temporary impairment	(102,096)
Conversion to equity method investments	(215,000)
As of December 31, 2021	50,000
Purchase of equity investments	-
Other than temporary impairment	(50,000)
Conversion to equity method investments	-
As of December 31, 2022	$-

Schedule of derivative liabilities	The following are the changes in the derivative liabilities during the years ended December 31, 2022 and 2021.
	Years Ended December 31, 2022 and 2021
	Level 1	Level 2	Level 3
Derivative liabilities as January 1, 2021	$-	$-	$42,231
Addition	-	-	417,241
Extinguishment	-	-	(431,458)
Conversion to Note payable - related party	-	-	(1,124,301)
Changes in fair value	-	-	1,096,287
Derivative liabilities as December 31, 2021	-	-	-
Addition	-	-	100,532
Changes in fair value	-	-	(3,729)
Extinguishment	-	-	(96,803)
Derivative liabilities as December 31, 2022	$-	$-	$-

Schedule of property and equipment estimated useful lives	Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:
Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixtures	5
Leasehold Improvements	3

Schedule of revenue disaggregated by revenue	Revenue disaggregated by revenue source for the year ended December 30, 2022 and 2021 consists of the following:
	Years Ended
	December 31,
	2022	2021
Agency (Managed Services, Branded Content, & Talent Management Services)	$1,914,647	$2,256,546
Platform (Creator Subscriptions)	1,417,094	1,926,135
Ecommerce	1,457,161	90,433
Affiliate Sales	7,572	26,453
Other Revenue	-	150
	$4,796,474	$4,299,717

Schedule of common stock equivalents	The Company had the following common stock equivalents at December 31, 2022 and 2021:
	December 31,
	2022	2021
Series E preferred	109,223	121,359
Options	3,061,767	2,902,619
Warrants	16,261,699	5,658,830
Convertible notes	27,823,250	-
Totals	47,255,939	8,682,808